Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuan
t to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Helmy Eltoukhy (1) ($)	Summary Compensation Table Total for AmirAli Talasaz (1) ($)	Compensation Actually Paid to Helmy Eltoukhy (1) (2) (3) ($)	Compensation Actually Paid to AmirAli Talasaz (1) (2) (3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (3) ($)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Revenue (5) ($ Millions)
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	11,632	11,175	(68,726,853)	(68,727,310)	3,895,818	538,306	39.25	113.65	(654.6)	449.5

2021	13,665	13,271	(30,979,967)	(30,980,361)	5,016,617	3,923,973	156.16	126.45	(384.8)	373.7

2020	113,870,986	—	196,429,143	—	29,791,305	51,705,986	201.22	126.42	(246.3)	286.7

(1)	Helmy Eltoukhy and AmirAli Talasaz were our PEOs in 2021 and 2022. Helmy Eltoukhy was our PEO in 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022

AmirAli Talasaz	Michael Bell	Michael Bell

Derek Bertocci	Craig Eagle	Craig Eagle

Michael Wiley	Christopher Freeman	Christopher Freeman

John Saia	John Saia	John Saia

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Helmy Eltoukhy ($)	Exclusion of Stock Awards and Option Awards for Helmy Eltoukhy ($)	Inclusion of Equity Values for Helmy Eltoukhy ($)	Compensation Actually Paid to Helmy Eltoukhy ($)

2022	11,632	—	(68,738,485)	(68,726,853)

2021	13,665	—	(30,993,632)	(30,979,967)

2020	113,870,986	(113,595,323)	196,153,480	196,429,143

Year	Summary Compensation Table Total for AmirAli Talasaz ($)	Exclusion of Stock Awards and Option Awards for AmirAli Talasaz ($)	Inclusion of Equity Values for AmirAli Talasaz ($)	Compensation Actually Paid to AmirAli Talasaz ($)

2022	11,175	—	(68,738,485)	(68,727,310)

2021	13,271	(14,375,350)	(30,993,632)	(30,980,361)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	3,895,818	(3,261,391)	(96,121)	538,306

2021	5,016,617	(3,651,612)	2,558,968	3,923,973

2020	29,791,305	(29,326,181)	51,240,862	51,705,986
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Helmy Eltoukhy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Helmy Eltoukhy ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Helmy Eltoukhy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Helmy Eltoukhy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Helmy Eltoukhy ($)	Total - Inclusion of Equity Values for Helmy Eltoukhy ($)

2022	—	(68,738,485)	—	—	—	(68,738,485)

2021	—	(33,636,991)	—	2,643,359	—	(30,993,632)

2020	186,645,071	5,021,606	—	4,486,803	—	196,153,480

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for AmirAli Talasaz ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for AmirAli Talasaz ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for AmirAli Talasaz ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for AmirAli Talasaz ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for AmirAli Talasaz ($)	Total - Inclusion of Equity Values for AmirAli Talasaz ($)
2022	—	(68,738,485)	—	—	—	(68,738,485)
2021	—	(33,636,991)	—	2,643,359	—	(30,993,632)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	1,995,203	(1,584,218)	—	(507,106)	—	(96,121)

2021	2,728,176	(197,657)	—	28,449	—	2,558,968

2020	48,075,762	1,860,798	—	1,304,302	—	51,240,862

(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our
Non-PEO
NEOs in 2022. The financial performance measure of revenue was not applicable to the determination of Compensation Actually Paid to either Dr. Eltoukhy or Dr. Talasaz in 2022 because, in connection with the Founders’ 2020 Performance Awards, each of Drs. Eltoukhy and Talasaz entered into Waiver Letters pursuant to which they formally agreed to waive their opportunity to receive annual incentive opportunities or payouts under our annual incentive plan for seven years, including for 2022. Revenue may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]

2020	2021	2022

AmirAli Talasaz	Michael Bell	Michael Bell

Derek Bertocci	Craig Eagle	Craig Eagle

Michael Wiley	Christopher Freeman	Christopher Freeman

John Saia	John Saia	John Saia

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Helmy Eltoukhy ($)	Exclusion of Stock Awards and Option Awards for Helmy Eltoukhy ($)	Inclusion of Equity Values for Helmy Eltoukhy ($)	Compensation Actually Paid to Helmy Eltoukhy ($)

2022	11,632	—	(68,738,485)	(68,726,853)

2021	13,665	—	(30,993,632)	(30,979,967)

2020	113,870,986	(113,595,323)	196,153,480	196,429,143

Year	Summary Compensation Table Total for AmirAli Talasaz ($)	Exclusion of Stock Awards and Option Awards for AmirAli Talasaz ($)	Inclusion of Equity Values for AmirAli Talasaz ($)	Compensation Actually Paid to AmirAli Talasaz ($)

2022	11,175	—	(68,738,485)	(68,727,310)

2021	13,271	(14,375,350)	(30,993,632)	(30,980,361)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Helmy Eltoukhy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Helmy Eltoukhy ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Helmy Eltoukhy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Helmy Eltoukhy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Helmy Eltoukhy ($)	Total - Inclusion of Equity Values for Helmy Eltoukhy ($)

2022	—	(68,738,485)	—	—	—	(68,738,485)

2021	—	(33,636,991)	—	2,643,359	—	(30,993,632)

2020	186,645,071	5,021,606	—	4,486,803	—	196,153,480

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for AmirAli Talasaz ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for AmirAli Talasaz ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for AmirAli Talasaz ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for AmirAli Talasaz ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for AmirAli Talasaz ($)	Total - Inclusion of Equity Values for AmirAli Talasaz ($)
2022	—	(68,738,485)	—	—	—	(68,738,485)
2021	—	(33,636,991)	—	2,643,359	—	(30,993,632)

Non-PEO NEO Average Total Compensation Amount	$ 3,895,818	$ 5,016,617	$ 29,791,305
Non-PEO NEO Average Compensation Actually Paid Amount	$ 538,306	3,923,973	51,705,986
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	3,895,818	(3,261,391)	(96,121)	538,306

2021	5,016,617	(3,651,612)	2,558,968	3,923,973

2020	29,791,305	(29,326,181)	51,240,862	51,705,986
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	1,995,203	(1,584,218)	—	(507,106)	—	(96,121)

2021	2,728,176	(197,657)	—	28,449	—	2,558,968

2020	48,075,762	1,860,798	—	1,304,302	—	51,240,862

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our revenue during the three most recently completed fiscal years. As described in the Compensation Discussion and Analysis, revenue represented 25% of the target bonus opportunity for our
Non-PEO
NEOs in 2022, but no payout was made with respect to this metric for 2022. As detailed in footnote 5, above, revenue was not a financial performance metric applicable to the determination of Compensation Actually Paid to either Dr. Eltoukhy or Dr. Talasaz for 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Biotechnology Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
In light of the impact of stock price on the Founders’ 2020 Performance Awards, stock price was the sole financial performance measure that the Company considers to have linked Compensation Actually Paid to our PEOs for 2022 to Company performance.
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our
Non-PEO
NEOs for 2022 to Company performance. The measures in this table are not ranked.

Revenue

Adjusted EBITDA

Gross Margin

Total Shareholder Return Amount	$ 39.25	156.16	201.22
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (654,600,000)	$ (384,800,000)	$ (246,300,000)
Company Selected Measure Amount	449,500,000	373,700,000	286,700,000
PEO Name			Helmy Eltoukhy
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	We determined revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our
Non-PEO
	NEOs in 2022. The financial performance measure of revenue was not applicable to the determination of Compensation Actually Paid to either Dr. Eltoukhy or Dr. Talasaz in 2022 because, in connection with the Founders’ 2020 Performance Awards, each of Drs. Eltoukhy and Talasaz entered into Waiver Letters pursuant to which they formally agreed to waive their opportunity to receive annual incentive opportunities or payouts under our annual incentive plan for seven years, including for 2022. Revenue may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
Helmy Eltoukhy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 11,632	$ 13,665	$ 113,870,986
PEO Actually Paid Compensation Amount	$ (68,726,853)	(30,979,967)	196,429,143
PEO Name	Helmy Eltoukhy
AmirAli Talasaz [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 11,175	13,271	0
PEO Actually Paid Compensation Amount	$ (68,727,310)	(30,980,361)	0
PEO Name	AmirAli Talasaz
PEO [Member] | Helmy Eltoukhy [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0	(113,595,323)
PEO [Member] | Helmy Eltoukhy [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(68,738,485)	(30,993,632)	196,153,480
PEO [Member] | Helmy Eltoukhy [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	186,645,071
PEO [Member] | Helmy Eltoukhy [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(68,738,485)	(33,636,991)	5,021,606
PEO [Member] | Helmy Eltoukhy [Member] | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Helmy Eltoukhy [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,643,359	4,486,803
PEO [Member] | Helmy Eltoukhy [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | AmirAli Talasaz [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(14,375,350)
PEO [Member] | AmirAli Talasaz [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(68,738,485)	(30,993,632)
PEO [Member] | AmirAli Talasaz [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | AmirAli Talasaz [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(68,738,485)	(33,636,991)
PEO [Member] | AmirAli Talasaz [Member] | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | AmirAli Talasaz [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,643,359
PEO [Member] | AmirAli Talasaz [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,261,391)	(3,651,612)	(29,326,181)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(96,121)	2,558,968	51,240,862
Non-PEO NEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,995,203	2,728,176	48,075,762
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,584,218)	(197,657)	1,860,798
Non-PEO NEO [Member] | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(507,106)	28,449	1,304,302
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0